Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2018
Regulatory Capital Requirements [Abstract]
Quantitative Measures Established by Regulation to Ensure Capital Adequacy Minimum Amounts and Ratios
To be categorized as well capitalized, the Bank must maintain minimum total risk based, Tier 1 risk based, and Tier 1 leverage ratios as set forth in the following tables.

As of December 31, 2018	Actual		For Capital Adequacy Purpose		For Capital Adequacy Purposes with Capital Conservation Buffer *		To be Well Capitalized Under Prompt Corrective Action Provisions
Company	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands except ratios)
Total risk-based capital	$182,316	16.73%	$87,164	8.00%	$107,592	9.88%	$108,954	10.00%
Tier 1 risk-based capital	$168,629	15.48%	$65,373	6.00%	$85,802	7.88%	$87,164	8.00%
Tier 1 leverage	$168,629	12.15%	$55,503	4.00%	$55,503	4.00%	$69,378	5.00%
Tier 1 common equity	$153,020	14.04%	$49,029	4.50%	$69,458	6.38%	$70,820	6.50%
Parke Bank
Total risk-based capital	$181,760	16.69%	$87,131	8.00%	$107,552	9.88%	$108,913	10.00%
Tier 1 risk-based capital	$168,078	15.43%	$65,348	6.00%	$85,769	7.88%	$87,131	8.00%
Tier 1 leverage	$168,078	12.10%	$55,569	4.00%	$55,569	4.00%	$69,461	5.00%
Tier 1 common equity	$166,639	15.30%	$49,011	4.50%	$69,432	6.38%	$70,794	6.50%

As of December 31, 2017	Actual		For Capital Adequacy Purpose		For Capital Adequacy Purposes with Capital Conservation Buffer *		To be Well Capitalized Under Prompt Corrective Action Provisions
Company	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands except ratios)
Total risk-based capital	$162,837	17.17%	$75,859	8.00%	$87,711	9.250%	$94,823	10.00%
Tier 1 risk-based capital	$150,926	15.92%	$56,894	6.00%	$68,747	7.250%	$75,859	8.00%
Tier 1 leverage	$150,926	14.31%	$42,178	4.00%	$42,178	4.000%	$52,722	5.00%
Tier 1 common equity	$121,955	12.86%	$42,670	4.50%	$54,523	5.750%	$61,635	6.50%
Parke Bank
Total risk-based capital	$159,435	16.81%	$75,861	8.00%	$87,714	9.250%	$94,826	10.00%
Tier 1 risk-based capital	$147,524	15.56%	$56,896	6.00%	$68,749	7.250%	$75,861	8.00%
Tier 1 leverage	$147,524	13.99%	$42,175	4.00%	$42,175	4.000%	$52,719	5.00%
Tier 1 common equity	$147,524	15.56%	$42,672	4.50%	$54,525	5.750%	$61,637	6.50%

* The new capital rules require banks and covered financial institution holding companies to maintain a capital conservation buffer of at least 2.5% of risk-weighted assets over and above the minimum risk-based capital requirements. Institutions that do not maintain the required capital buffer will become subject to progressively more stringent limitations on the percentage of earnings that can be paid out in dividends or used for stock repurchases and on the payment of discretionary bonuses to senior executive management. The minimums under Basel III increase by 0.625% (the capital conservation buffer) annually until 2019. The fully phased-in minimums are 10.5% (Total risk-based capital), 8.5% (Tier 1 risk-based capital), and 7.0% (Tier 1 common equity).